Significant Accounting Policies (Policies)	12 Months Ended
Sep. 30, 2022
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]	Basis of PresentationThe consolidated financial statements include the accounts of Arch Therapeutics, Inc. and its wholly owned subsidiary, Arch Biosurgery, Inc., a biotechnology company. All intercompany accounts and transactions have been eliminated in consolidation.On January 6, 2023, the directors of the Company authorized a reverse share split of the issued and outstanding Common Shares in a ratio of 200:1, effective January 17, 2023 (the “Reverse Share Split”). All information included in these consolidated financial statements has been adjusted, on a retrospective basis, to reflect the Reverse Share Split, unless otherwise stated.
Use of Estimates, Policy [Policy Text Block]	Use of EstimatesManagement is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates.
New Accounting Pronouncements, Policy [Policy Text Block]	Recently Issued and Adopted Accounting GuidanceIn August 2020, the FASB issued ASU 2020-06, “Debt with Conversion and other Options (subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40)” (“ASU 2020-06”). The purpose of ASU 2020-06 is to address issues identified as a result of the complexity associated with applying generally accepted accounting principles (“GAAP”) for certain financial instruments with characteristics of liabilities and equity. The amendments in ASU 2020-06 are effective for public business entities for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2023. Early adoption is permitted but no earlier than fiscal years beginning after December 15, 2020. The Company early adopted ASU 2020-06 using the full retrospective method, during our first quarter of fiscal year 2022, and the impact was considered immaterial on our consolidated financial statements.
Cash and Cash Equivalents, Policy [Policy Text Block]	Cash and Cash EquivalentsThe Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. The Company had no cash equivalents as of September 30, 2022 and 2021.
Inventory, Policy [Policy Text Block]	InventoriesInventories are stated at the lower of cost or net realizable value. The cost of inventories comprises expenditures incurred in acquiring the inventories, the cost of conversion and other costs incurred in bringing them to their existing location and condition. The cost of raw materials, goods-in-process and finished goods are determined on a First in First out (FiFo) basis. When determining net realizable value, appropriate consideration is given to obsolescence, excessive levels, deterioration, and other factors.